Note 35 - Derivatives - Value of Derivatives held as Net Investment Hedges (Detail) - Derivatives Held as Net Investment Hedges [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Value of Derivatives held as Net Investment Hedges [Line Items]
Assets		€ 736	€ 1,044
Liabilities		157	513
Nominal amount		42,751	45,749
Fair value changes used for hedge effectiveness		317	(2,539)
Fair value changes recognised in Equity	[1]	(169)	2,410
Hedge ineffectiveness		€ (138)	€ (329)

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.